As filed with the Securities and Exchange Commission on July 26, 2011
Securities Act File No. 33-37458
Investment Company Act File No. 811-06199

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
___________________

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[X]

Pre-Effective Amendment No.		[ ]
Post-Effective Amendment No. 56		[X]
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[X]

Amendment No. 57		[X]

(Check appropriate box or boxes.)

THE NOTTINGHAM INVESTMENT TRUST II
(Exact Name of Registrant as Specified in Charter)

  116 South Franklin Street, P. O. Box 69, Rocky Mount, North Carolina  27802-0069
(Address of Principal Executive Offices)                                    (Zip Code)

Registrant’s Telephone Number, including Area Code  (252) 972-9922

A. Vason Hamrick
 116 South Franklin Street, P. O. Box 69, Rocky Mount, North Carolina 27802-0069
(Name and Address of Agent for Service)

With Copies to:

John H. Lively
The Law Offices of John H. Lively & Associates, Inc.
2041 West 141st Terrace, Suite119
Leawood, Kansas 66224

                       Approximate Date of Proposed Public Offering:      As soon as practicable after the
effective date of this filing

It is proposed that this filing will become effective:  (check appropriate box)

[X]  immediately upon filing pursuant to paragraph (b);
[   ]  on ______ (date) pursuant to paragraph (b);
[   ]  60 days after filing pursuant to paragraph (a)(1);
[   ]  on ______ (date) pursuant to paragraph (a)(1);
[   ]  75 days after filing pursuant to paragraph (a)(2); or
[   ]  on ______ (date) pursuant to paragraph (a)(2) of rule 485.

EXPLANATORY NOTE

This Post-Effective Amendment No. 56 to the Trust’s Registration Statement on Form N-1A is filed for the sole purpose of submitting the XBRL exhibits for the risk/return summary first provided in Post-Effective Amendment No. 55 filed July 15, 2011 and incorporates Parts A, B and C from said amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (“Securities Act”), and the Investment Company Act of 1940, as amended (“Investment Company Act”), the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 56 to its Registration Statement under the Securities Act and Amendment No. 57 to its Registration Statement under the Investment Company Act to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Rocky Mount, and State of North Carolina on this 26th day of July, 2011.

THE NOTTINGHAM INVESTMENT TRUST II

By:         /s/ A. Vason Hamrick
 A. Vason Hamrick
 Secretary and Assistant Treasurer

Pursuant to the requirements of the Securities Act this Post-Effective Amendment No. 56 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

*		Trustee, Chairman
Jack E. Brinson Date

*		Vice President
Richard K. Bryant Date

*		President and Principal Executive Officer, EARNEST
Douglas S. Folk Date		Partners Fixed Income Trust

*		Trustee, Vice President, and Principal Executive
Keith A. Lee Date		Officer, Brown Capital Management Funds

*		Trustee
James H. Speed, Jr. Date

/s/ T. Lee Hale, Jr.	July 26, 2011	Treasurer, Assistant Secretary, and Principal
T. Lee Hale, Jr	Date	Financial Officer

* By: /s/ A. Vason Hamrick	Dated: July 26, 2011
A. Vason Hamrick
Secretary, Assistant Treasurer, and Attorney-in-Fact

Exhibit Index

Exhibit Number	Description
EX-101.INS	XBRL Instance Document
EX-101-SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase